Fees Summary	Sep. 25, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 319,000,000
Previously Paid Amount	0.00
Total Fee Amount	47,084.40
Total Offset Amount	0.00
Net Fee	47,084.40
Narrative - Max Aggregate Offering Price	$ 319,000,000
Final Prospectus	true